Greater India Portfolio
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 104.3%
Security	Shares	Value
India — 103.3%
Automobile Components — 2.1%
Samvardhana Motherson International Ltd.	2,150,443	$ 3,265,234
Sona BLW Precision Forgings Ltd.(1)	354,376	1,900,166
		$ 5,165,400
Automobiles — 6.7%
Hyundai Motor India Ltd.(2)	159,237	$ 3,181,924
Mahindra & Mahindra Ltd.	317,080	9,841,913
TVS Motor Co. Ltd.	139,959	3,945,435
		$ 16,969,272
Banks — 20.3%
AU Small Finance Bank Ltd.(1)	409,144	$ 2,546,516
Axis Bank Ltd.	633,643	8,128,031
HDFC Bank Ltd.	432,926	9,228,340
ICICI Bank Ltd.	1,496,045	23,514,860
IDFC First Bank Ltd.(2)	2,416,713	1,546,225
Kotak Mahindra Bank Ltd.	247,649	6,269,402
		$ 51,233,374
Building Products — 0.4%
Kajaria Ceramics Ltd.	106,073	$ 1,061,464
		$ 1,061,464
Capital Markets — 2.0%
360 ONE WAM Ltd.	200,712	$ 2,204,900
Angel One Ltd.	29,505	793,771
Nuvama Wealth Management Ltd.	29,013	2,053,780
		$ 5,052,451
Chemicals — 0.6%
Navin Fluorine International Ltd.	30,520	$ 1,501,014
		$ 1,501,014
Construction & Engineering — 0.5%
Techno Electric & Engineering Co. Ltd.	109,837	$ 1,280,044
		$ 1,280,044
Construction Materials — 1.4%
Shree Cement Ltd.	9,568	$ 3,402,535
		$ 3,402,535
Security	Shares	Value
Consumer Finance — 4.7%
Bajaj Finance Ltd.	86,357	$ 8,997,428
Cholamandalam Investment & Finance Co. Ltd.	43,097	763,084
Five-Star Business Finance Ltd.(2)	237,901	2,006,686
		$ 11,767,198
Consumer Staples Distribution & Retail — 0.4%
Medplus Health Services Ltd.(2)	120,794	$ 1,070,366
		$ 1,070,366
Electrical Equipment — 1.6%
KEI Industries Ltd.	20,608	$ 693,944
Suzlon Energy Ltd.(2)	4,902,578	3,224,478
		$ 3,918,422
Financial Services — 1.1%
REC Ltd.	578,115	$ 2,881,820
		$ 2,881,820
Food Products — 2.1%
Tata Consumer Products Ltd.	454,843	$ 5,308,932
		$ 5,308,932
Health Care Providers & Services — 1.9%
Apollo Hospitals Enterprise Ltd.	61,772	$ 4,770,872
		$ 4,770,872
Hotels, Restaurants & Leisure — 2.9%
Devyani International Ltd.(2)	580,643	$ 1,007,638
Zomato Ltd.(2)	2,705,682	6,355,886
		$ 7,363,524
Household Durables — 2.3%
Cello World Ltd.	90,691	$ 576,256
Dixon Technologies India Ltd.	26,871	4,121,382
Whirlpool of India Ltd.	87,301	1,006,429
		$ 5,704,067
Independent Power and Renewable Electricity Producers — 3.7%
NHPC Ltd.	2,409,153	$ 2,299,694
NTPC Green Energy Ltd.(2)	1,878,123	2,184,557
NTPC Ltd.	1,183,991	4,922,495
		$ 9,406,746

Greater India Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.1%
Siemens Ltd.	46,814	$ 2,872,846
		$ 2,872,846
Insurance — 4.0%
Go Digit General Insurance Ltd.(2)	473,483	$ 1,598,457
PB Fintech Ltd.(2)	173,492	3,203,865
SBI Life Insurance Co. Ltd.(1)	294,816	5,317,806
		$ 10,120,128
Interactive Media & Services — 1.4%
Info Edge India Ltd.	40,855	$ 3,411,053
		$ 3,411,053
IT Services — 10.3%
Coforge Ltd.	48,916	$ 4,585,705
Hexaware Technologies Ltd.(2)	693	5,681
Infosys Ltd.	822,637	15,073,629
Persistent Systems Ltd.	66,361	4,258,749
Zensar Technologies Ltd.	268,007	2,178,508
		$ 26,102,272
Metals & Mining — 4.8%
APL Apollo Tubes Ltd.	135,887	$ 2,420,911
Hindalco Industries Ltd.	803,039	6,372,230
Tata Steel Ltd.	1,907,344	3,407,285
		$ 12,200,426
Oil, Gas & Consumable Fuels — 5.7%
Reliance Industries Ltd.	973,143	$ 14,468,026
		$ 14,468,026
Paper and Forest Products — 0.7%
Aditya Birla Real Estate Ltd.	80,656	$ 1,839,353
		$ 1,839,353
Personal Care Products — 3.3%
Colgate-Palmolive (India) Ltd.	133,718	$ 3,733,137
Godrej Consumer Products Ltd.	331,070	4,477,309
		$ 8,210,446
Pharmaceuticals — 6.4%
Pfizer Ltd.	23,137	$ 1,079,312
Sun Pharmaceutical Industries Ltd.	446,296	9,044,068
Security	Shares	Value
Pharmaceuticals (continued)
Suven Pharmaceuticals Ltd.(2)	145,990	$ 1,962,260
Torrent Pharmaceuticals Ltd.	107,826	4,058,477
		$ 16,144,117
Real Estate Management & Development — 1.6%
Godrej Properties Ltd.(2)	166,605	$ 4,117,555
		$ 4,117,555
Specialty Retail — 3.3%
BrainBees Solutions Ltd.(2)	270,724	$ 1,162,369
Metro Brands Ltd.	77,113	911,474
Trent Ltd.	101,350	6,282,609
		$ 8,356,452
Textiles, Apparel & Luxury Goods — 0.9%
Kalyan Jewellers India Ltd.	402,236	$ 2,185,914
		$ 2,185,914
Wireless Telecommunication Services — 5.1%
Bharti Airtel Ltd.	633,471	$ 12,806,430
		$ 12,806,430
Total India (identified cost $171,032,908)		$260,692,519
United States — 1.0%
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	34,130	$ 2,610,944
Total United States (identified cost $2,375,953)		$ 2,610,944
Total Common Stocks (identified cost $173,408,861)		$263,303,463

Greater India Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	1,223,380	$ 1,223,380
Total Short-Term Investments (identified cost $1,223,380)		$ 1,223,380
Total Investments — 104.8% (identified cost $174,632,241)		$264,526,843
Other Assets, Less Liabilities — (4.8)%		$(12,123,335)
Net Assets — 100.0%		$252,403,508
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $9,764,488 or 3.9% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty 50 Index	17	Long	4/24/25	$791,416	$(14,360)
					$(14,360)
At March 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,223,380, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,723,781	$14,045,452	$(19,545,853)	$ —	$ —	$1,223,380	$18,649	1,223,380
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Greater India Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 16,217,483	$ —	$ 16,217,483
Consumer Discretionary	—	45,744,629	—	45,744,629
Consumer Staples	—	14,589,744	—	14,589,744
Energy	—	14,468,026	—	14,468,026
Financials	—	81,054,971	—	81,054,971
Health Care	—	20,914,989	—	20,914,989
Industrials	—	9,132,776	—	9,132,776
Information Technology	2,616,625	26,096,591	—	28,713,216
Materials	—	18,943,328	—	18,943,328
Real Estate	—	4,117,555	—	4,117,555
Utilities	—	9,406,746	—	9,406,746
Total Common Stocks	$2,616,625	$260,686,838*	$ —	$263,303,463
Short-Term Investments	$1,223,380	$ —	$ —	$ 1,223,380
Total Investments	$3,840,005	$260,686,838	$ —	$264,526,843
Liability Description
Futures Contracts	$ —	$ (14,360)	$ —	$ (14,360)
Total	$ —	$ (14,360)	$ —	$ (14,360)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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